Long-Term Debt - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	May 26, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long term debt interest rate description	LIBOR plus a margin of 2.2%
Total long-term debt	$ 1,033,330		$ 745,649
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Long term debt interest rate description	LIBOR plus a margin of 1.9%.
Long term debt interest rate percentage		2.20%
Partnership's Loan Agreements [Member]
Debt Instrument [Line Items]
Long term debt interest rate description	LIBOR plus a fixed margin ranging from 1.8% to 2.5%.
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage	1.80%
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage	2.50%
Ingrid Loan Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 42,000
Long term debt interest rate percentage	3.85%
Guarantee Commission [Member] | Ingrid Loan Facility [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage	2.50%
Bank Facility Rate [Member] | Ingrid Loan Facility [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage	2.50%